Annual Fund Operating Expenses - The Chesapeake Growth Fund [Default Label]	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.09%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.76%	[1]

[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”